Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
April 30, 2024
FVD-NPRT3-0624
1.800366.120
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Entertainment - 2.4%
The Walt Disney Co.	629,600	69,948,560
Media - 2.7%
Comcast Corp. Class A	2,023,730	77,124,350
TOTAL COMMUNICATION SERVICES		147,072,910
CONSUMER DISCRETIONARY - 4.0%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	1,090,362	51,497,797
Household Durables - 0.1%
Berkeley Group Holdings PLC	55,900	3,292,722
Specialty Retail - 1.8%
Lowe's Companies, Inc.	86,800	19,789,532
Murphy U.S.A., Inc.	17,700	7,324,614
Ross Stores, Inc.	202,640	26,252,012
		53,366,158
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	203,600	8,127,712
TOTAL CONSUMER DISCRETIONARY		116,284,389
CONSUMER STAPLES - 11.0%
Beverages - 3.7%
Coca-Cola European Partners PLC	273,839	19,721,885
Diageo PLC	504,200	17,424,990
Keurig Dr. Pepper, Inc.	1,008,800	33,996,560
The Coca-Cola Co.	568,100	35,091,537
		106,234,972
Consumer Staples Distribution & Retail - 1.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	133,000	7,371,445
BJ's Wholesale Club Holdings, Inc. (a)	227,800	17,012,104
U.S. Foods Holding Corp. (a)	479,060	24,072,765
		48,456,314
Food Products - 2.2%
Lamb Weston Holdings, Inc.	311,500	25,960,410
Mondelez International, Inc.	262,561	18,888,638
Tyson Foods, Inc. Class A	343,229	20,816,839
		65,665,887
Household Products - 1.1%
Procter & Gamble Co.	193,834	31,633,709
Personal Care Products - 2.3%
Haleon PLC	5,413,000	22,860,956
Kenvue, Inc.	2,330,004	43,850,675
		66,711,631
TOTAL CONSUMER STAPLES		318,702,513
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Antero Resources Corp. (a)	579,696	19,715,461
ConocoPhillips Co.	51,139	6,424,081
Equinor ASA sponsored ADR	829,788	22,064,063
Exxon Mobil Corp.	1,122,741	132,786,581
Occidental Petroleum Corp.	335,701	22,203,264
Ovintiv, Inc.	375,751	19,283,541
Parex Resources, Inc.	1,206,308	21,030,321
Parkland Corp.	140,900	4,340,660
Shell PLC ADR	447,400	32,060,684
		279,908,656
FINANCIALS - 24.4%
Banks - 11.8%
Bank of America Corp.	2,133,290	78,953,063
Cullen/Frost Bankers, Inc.	63,891	6,666,387
JPMorgan Chase & Co.	574,370	110,129,704
M&T Bank Corp.	160,177	23,127,957
PNC Financial Services Group, Inc.	202,696	31,065,189
U.S. Bancorp	564,000	22,915,320
Wells Fargo & Co.	1,145,389	67,944,475
		340,802,095
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	43,812	6,839,053
BlackRock, Inc. Class A	62,383	47,076,707
Northern Trust Corp.	283,724	23,376,020
		77,291,780
Financial Services - 3.4%
Apollo Global Management, Inc.	150,500	16,311,190
Berkshire Hathaway, Inc. Class B (a)	209,592	83,151,434
		99,462,624
Insurance - 6.5%
Chubb Ltd.	332,146	82,584,781
The Travelers Companies, Inc.	353,806	75,063,481
Willis Towers Watson PLC	118,899	29,860,295
		187,508,557
TOTAL FINANCIALS		705,065,056
HEALTH CARE - 16.6%
Health Care Providers & Services - 10.0%
Centene Corp. (a)	906,590	66,235,465
Cigna Group	249,491	89,078,267
CVS Health Corp.	602,200	40,774,962
Elevance Health, Inc.	77,177	40,794,219
UnitedHealth Group, Inc.	106,620	51,572,094
		288,455,007
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	702,414	53,299,174
Bristol-Myers Squibb Co.	966,585	42,471,745
Johnson & Johnson	304,608	44,043,271
Roche Holding AG (participation certificate)	80,604	19,313,865
Sanofi SA sponsored ADR	642,351	31,622,940
		190,750,995
TOTAL HEALTH CARE		479,206,002
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.5%
Airbus Group NV	112,504	18,513,407
L3Harris Technologies, Inc.	72,226	15,459,975
Lockheed Martin Corp.	56,985	26,494,036
Northrop Grumman Corp.	74,064	35,923,262
The Boeing Co. (a)	34,600	5,807,264
		102,197,944
Air Freight & Logistics - 1.2%
DHL Group	329,395	13,791,746
FedEx Corp.	83,200	21,780,096
		35,571,842
Building Products - 0.3%
Johnson Controls International PLC	133,800	8,706,366
Electrical Equipment - 0.8%
GE Vernova LLC	31,500	4,841,865
Regal Rexnord Corp.	118,706	19,155,587
		23,997,452
Industrial Conglomerates - 1.5%
Siemens AG	235,177	44,056,547
Machinery - 2.8%
Cummins, Inc.	24,500	6,921,005
Deere & Co.	117,600	46,029,816
Oshkosh Corp.	26,090	2,929,124
Pentair PLC	296,055	23,414,990
		79,294,935
Professional Services - 1.0%
Genpact Ltd.	330,800	10,168,792
Maximus, Inc.	212,211	17,036,299
		27,205,091
TOTAL INDUSTRIALS		321,030,177
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,227,256	57,656,487
IT Services - 2.3%
Amdocs Ltd.	404,004	33,932,296
Capgemini SA	93,236	19,596,442
Cognizant Technology Solutions Corp. Class A	202,315	13,288,049
		66,816,787
Software - 1.5%
Gen Digital, Inc.	1,528,282	30,779,599
Open Text Corp.	346,018	12,217,896
		42,997,495
TOTAL INFORMATION TECHNOLOGY		167,470,769
MATERIALS - 2.3%
Chemicals - 1.7%
CF Industries Holdings, Inc.	318,900	25,183,533
Nutrien Ltd.	412,800	21,783,456
		46,966,989
Containers & Packaging - 0.6%
Crown Holdings, Inc.	217,200	17,825,604
TOTAL MATERIALS		64,792,593
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle, Inc.	192,400	18,043,272
Simon Property Group, Inc.	78,100	10,975,393
		29,018,665
UTILITIES - 6.0%
Electric Utilities - 4.3%
Constellation Energy Corp.	16,650	3,095,901
Edison International	501,733	35,653,147
NextEra Energy, Inc.	223,581	14,973,220
PG&E Corp.	3,708,703	63,455,908
Southern Co.	109,246	8,029,581
		125,207,757
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	743,631	13,310,995
Multi-Utilities - 1.2%
National Grid PLC	1,400,800	18,374,521
Sempra	236,800	16,961,984
		35,336,505
TOTAL UTILITIES		173,855,257
TOTAL COMMON STOCKS (Cost $2,247,047,101)		2,802,406,987

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd. (Cost $32,845,798)	800,150	37,255,312

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $50,319,005)	50,308,944	50,319,005

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,330,211,904)	2,889,981,304
NET OTHER ASSETS (LIABILITIES) - 0.0%	(372,065)
NET ASSETS - 100.0%	2,889,609,239

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	43,166,966	469,581,512	462,429,448	2,276,462	(25)	-	50,319,005	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	21,052,883	105,526,227	126,579,110	303,755	-	-	-	0.0%
Total	64,219,849	575,107,739	589,008,558	2,580,217	(25)	-	50,319,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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